Cash and cash equivalents and short-term deposits (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of cash and cash equivalents [text block] [Abstract]
Schedule of cash and cash equivalents and short-term deposits [Table Text Block]
($000s)	December 31, 2019	December 31, 2018
Cash and cash equivalents	8,793	2,928
Short-term deposits	4,114	17,068
	12,907	19,996